Equity (Details) - USD ($)								1 Months Ended							12 Months Ended
	Sep. 08, 2021	Aug. 13, 2021	Jul. 02, 2020	Mar. 15, 2020	Apr. 04, 2019	Feb. 10, 2019	Aug. 27, 2018	May 26, 2021	Feb. 23, 2021	Nov. 16, 2020	Sep. 30, 2020	Aug. 24, 2020	Sep. 30, 2019	Aug. 18, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 05, 2021
Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)															300,000,000	300,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.00166667	$ 0.00166667
Description of reverse stock split						the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6.
Ordinary, shares issued (in Shares)															56,794,773	45,777,318
Share capital							$ 11,509
Ordinary, shares outstanding (in Shares)															56,794,773	45,777,318
Equity description											As a result, the Company’s authorized share capital is US$500,000 divided into 300,000,000 shares of a par value of US$0.00166667 each, with an increase of an additional 270,000,000 shares of a par value of US$0.00166667 each.
Restricted shares, description													the Company entered into a marketing development service agreement with an external consultant for service term of three years and agreed to 50,000 restricted shares as compensation. On November 28, 2019, the Company entered into a marketing development service agreement with another external consultants for service term of three years and agreed to 57,540 restricted shares as compensation. The aggregated fair value of those restricted shares was assessed at $335,469 based on the stock price of contract dates.				the Company issued 50,000 restricted shares and issued the remaining 57,450 restricted shares in January 2020. For the year ended December 31, 2019, the aggregated of 107,540 restricted shares was included in the calculation of basic earning per shares in accordance with ASC 260-10-45-13.
Consulting fee expense															$ 461,680	$ 487,347	$ 18,430
Unrecognized share based compensation expense															$ 689,807	490,094	$ 317,039
Consulting agreement, description				the Company signed a consulting agreement with an independent marketing professional with term of one year. Pursuant to the agreement, the Company agreed to pay total of 150,000 ordinary shares as compensation for the services after signing of the agreement. The Company issued 150,000 restricted ordinary shares on April 14, 2020. The fair value of those shares was assessed at approximately $332,100 based on the stock price of contract date. On July 30, 2020, the Company issued 24,254 ordinary shares as compensation to an advisory firm for the related investor relations advisory service during the period ended from January 2020 to July 2020. The fair value of those shares was assessed at approximately $65,001 based on the stock price of contract date. On September 26, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 100,000 ordinary shares as compensation for new business segment strategic positioning and planning services. The Company has issued the above 100,000 shares as of December 31, 2021. On August 17, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 10,000 ordinary shares as compensation for services. The Company has not issued the above 10,000 shares as of December 31, 2021. On October 19, 2021, the Company issued 21,182 ordinary shares as compensation to an advisory firm for the related investor relations advisory service.
Aggregated of shares (in Shares)															10,000
Number of outstanding percentage			20.00%
Exercise price (in Dollars per share)					$ 5
Aggregate of ordinary shares (in Shares)						300,000,000
Aggregate of restricted ordinary shares (in Shares)															3,054,591
Conversion amount																65,258,333
Ordinary shares issued (in Shares)																		4,014,964
Sales agreement, description									the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time, through or to the Agent, as sales agent and/or principal (the “Offering”) up to $30,000,000 of its ordinary shares, par value $0.00166667 per share (the “Shares”). Any Shares offered and sold in the Offering will be issued pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2021, and the sales agreement prospectus that forms a part of such Registration Statement, following such time as the Registration Statement is declared effective by the SEC, for an aggregate offering price of up to $200 million. For the year ended December 31, 2021, the Company sold 1,626,327 ordinary shares, par value $0.00166667 per share, through the ATM offering with net proceeds of $5,128,477.
Statutory reserve, description															The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.
Statutory reserve balances
2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Unrecognized share based compensation expense															2,415,370	1,056,410
Board authorized, description														The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Stock options issued (in Shares)					1,050,500
Stock option, description					the Board approved to issue 300,000stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 per share. These options were fully vested upon grant and will expire no later than April 3, 2029.			the Board approved to issue 7,604,964 stock options to its employees under 2018 stock option plan with exercise price of $1.22 per share. 4,014,964 of these stock options were fully vested upon grant; 3,590,000 of these stock options generally have vesting periods of 1-3 years. The options will expire no later than May 26, 2026.
Share-based compensation expenses															$ 5,873,566	986,629
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)							50,000,000								500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.001								$ 0.0001
Description of reverse stock split														On August 18, 2018, in order to optimize the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1.
Ordinary, shares issued (in Shares)						6,905,248	11,508,747
Ordinary, shares outstanding (in Shares)						6,905,248
Conversion amount																$ 46,297
Minimum [Member] | 2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Vesting periods					1 year
Maximum [Member] | 2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Vesting periods					3 years
Warrant [Member]
Equity (Details) [Line Items]
Public offering warrants, description					the Company issued warrants totaling 122,500 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. No warrants were exercised for the year ended December 31, 2020 and 2019. As of December 31, 2021 and 2020, the total number of warrants outstanding was 122,500 with weighted average remaining life of 2.24 years and 3.25 years, respectively. No warrants were exercised as of December 31, 2021 and 2020. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5, volatility of 71.9%; and expected future dividends of nil.
IPO [Member]
Equity (Details) [Line Items]
Initial public offering , description					the Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters' over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO were $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”
Aggregate of ordinary shares (in Shares)					2,012,500
2020 Private Placement [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)												8,800,000
Ordinary shares par par value (in Dollars per share)												$ 0.00166667
Purchase price per share (in Dollars per share)												$ 2
Net proceeds offering amount												$ 17,600,000
2020 Conversion of Convertible Loan [Member]
Equity (Details) [Line Items]
Ordinary shares par par value (in Dollars per share)										$ 0.00166667
Aggregate of restricted ordinary shares (in Shares)										27,777,776
Conversion amount										$ 65,258,333
2021 Conversion of Convertible Loan [Member]
Equity (Details) [Line Items]
Ordinary shares par par value (in Dollars per share)	$ 0.00166667	$ 0.00166667
Aggregate of restricted ordinary shares (in Shares)	1,676,437	3,054,591
Conversion amount	$ 1,897,739	$ 4,445,433
Aggregate of principle	$ 1,650,000
Director [Member]
Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)						300,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.00166667
Ordinary, shares issued (in Shares)						6,905,248
Ordinary, shares outstanding (in Shares)						6,905,248